SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Accounting Policies [Abstract]
Schedule of assets measured at fair value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s balance sheet as of January 31, 2018 and April 30, 2017:

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of	Balance as of
	Instruments	Inputs	Inputs	January 31,	April 30,
	(Level 1)	(Level 2)	(Level 3)	2018	2017

Assets:
Cash and cash equivalents	$ 11,556	$ —	$ —	$ 11,556	$ 3

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of April 30, 2017 and 2016:

Fair Value Measurements Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Balance as of	Balance as of
	(Level 1)	(Level 2)	(Level 3)	April 30, 2017	April 30, 2016
	$	$	$	$	$
Assets:
Cash	3	—	—	3	—

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of April 30, 2016 and 2015:

Fair Value Measurements Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Balance as of	Balance as of
	(Level 1)	(Level 2)	(Level 3)	April 30, 2016	April 30, 2015
	$	$	$	$	$
Assets:
Cash	—	—	—	—	106